Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Total equity attributable to the shareholders of the Company	Share capital	Additional paid in capital	Contributed surplus	Accumulated other reserves	Retained earnings	Non-controlling interest
Balance at beginning of period (in shares) at Dec. 31, 2024			222,622,889
Balance at end of period (in shares) at Jun. 30, 2025			222,622,889
Balance at the beginning of the year at Dec. 31, 2024			$ 222,623	$ 604,687	$ 1,004,094	$ 1,782	$ 507,467	$ (472)
Changes in equity [abstract]
Other comprehensive loss	$ (194)					(194)
Profit for the period	110,830						110,830
Cash dividends							(84,597)
Balance at the end of the year at Jun. 30, 2025	2,366,220	$ 2,366,692	$ 222,623	604,687	1,004,094	1,588	533,700	(472)
Balance at beginning of period (in shares) at Dec. 31, 2025			222,622,889
Balance at end of period (in shares) at Jun. 30, 2026			222,622,889
Balance at the beginning of the year at Dec. 31, 2025	2,510,878		$ 222,623	604,687	1,004,094	437	679,509	(472)
Changes in equity [abstract]
Other comprehensive loss	(125)					(125)
Profit for the period	1,218,292						1,218,292
Cash dividends							(574,367)
Balance at the end of the year at Jun. 30, 2026	$ 3,154,678	$ 3,155,150	$ 222,623	$ 604,687	$ 1,004,094	$ 312	$ 1,323,434	$ (472)